                                                                     Rule 497(e)
                                                             File Nos. 333-14449
                                                                   and 811-07599

                         SUPPLEMENT DATED MARCH 18, 2005
                                       TO
                       PROSPECTUS DATED NOVEMBER 30, 2004
                                       FOR
                   DOMINI INSTITUTIONAL SOCIAL EQUITY FUND(SM)

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND

Beginning on March 18, 2005, both the Domini 400 Social Index(SM) and the
Standard & Poor's 500 Index (S&P 500) will begin to calculate market capitalization on a "float-adjusted basis." This means that only the shares of company stock that are readily available in the public market will be used to calculate a company's market capitalization. Shares that are closely held by other publicly traded companies, control groups, or government agencies will be excluded from the calculation.

The Domini Institutional Social Equity Fund is an index fund that seeks to match the composition of the Domini 400 Social Index. Like the S&P 500, the Domini 400
Social Index is "market capitalization-weighted." Market capitalization is a measure of the value of a publicly traded company. Until March 18, 2005, both the Domini 400 Social Index and the S&P 500 calculated market capitalization by multiplying the total number of outstanding shares of company stock by the price per share.

The adjustment to float adjustment will occur in two stages. On March 18, 2005, the Domini 400 Social Index will move half way to float adjustment, to correspond with the S&P 500, which will make the same move on that day. In
September 2005, the Domini 400 Social Index will complete the transition to float adjustment, again corresponding with the S&P 500.

Because it seeks to replicate the Domini 400 Social Index as closely as possible, the Domini Institutional Social Equity Fund will normally attempt to have a correlation between the weightings of the stocks it holds in its portfolio and the weightings of the stocks in the Domini 400 Social Index of
0.95 or better. (A figure of 1.0 would indicate a perfect correlation.)
Adjustments to the Fund's portfolio are made in anticipation of or to correspond with changes to the companies or the weights of the companies included in the
Domini 400 Social Index. It will be necessary to make additional adjustments to the Fund's portfolio due to the change to float adjustment. During this transitional period, these portfolio adjustments may cause an unusual amount of portfolio turnover, and may cause the correlation between the weightings of the stocks in the Fund to the weighting of the stocks in the Domini 400 Social Index to be less than 0.95.

                                                                     Rule 497(e)
                                                             File Nos. 333-14449
                                                                   and 811-07599

                         SUPPLEMENT DATED MARCH 18, 2005
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2004
                                       FOR
                   DOMINI INSTITUTIONAL SOCIAL EQUITY FUND(SM)

DOMINI INSTITUTIONAL SOCIAL EQUITY FUND
INDEX INFORMATION

Beginning on March 18, 2005, both the Domini 400 Social Index(SM) and the
Standard & Poor's 500 Index (S&P 500) will begin to calculate market capitalization on a "float-adjusted basis." This means that only the shares of company stock that are readily available in the public market will be used to calculate a company's market capitalization. Shares that are closely held by other publicly traded companies, control groups, or government agencies will be excluded from the calculation.

The Domini Institutional Social Equity Fund is an index fund that seeks to match the composition of the Domini 400 Social Index. Like the S&P 500, the Domini 400
Social Index is "market capitalization-weighted." Market capitalization is a measure of the value of a publicly traded company. Until March 18, 2005, both the Domini 400 Social Index and the S&P 500 calculated market capitalization by multiplying the total number of outstanding shares of company stock by the price per share.

The adjustment to float adjustment will occur in two stages. On March 18, 2005, the Domini 400 Social Index will move half way to float adjustment, to correspond with the S&P 500, which will make the same move on that day. In
September 2005, the Domini 400 Social Index will complete the transition to float adjustment, again corresponding with the S&P 500.

Because it seeks to replicate the Domini 400 Social Index as closely as possible, the Domini Institutional Social Equity Fund will normally attempt to have a correlation between the weightings of the stocks it holds in its portfolio and the weightings of the stocks in the Domini 400 Social Index of
0.95 or better. (A figure of 1.0 would indicate a perfect correlation.)
Adjustments to the Fund's portfolio are made in anticipation of or to correspond with changes to the companies or the weights of the companies included in the
Domini 400 Social Index. It will be necessary to make additional adjustments to the Fund's portfolio due to the change to float adjustment. During this transitional period, these portfolio adjustments may cause an unusual amount of portfolio turnover, and may cause the correlation between the weightings of the stocks in the Fund to the weighting of the stocks in the Domini 400 Social Index to be less than 0.95.

KLD Research & Analytics, Inc. ("KLD") determines the composition of the Domini
400 Social Index. Domini 400 Social Index(SM) is a service mark of KLD which is licensed to Domini Social Investments LLC ("Domini"). KLD is the owner of the
Index but is not the manager of the Domini Institutional Social Equity Fund.
Steven D. Lydenberg, Vice President of the Domini Institutional Trust and Chief
Investment Officer of Domini, is a former officer and employee of KLD. As of the date of this Supplement, Mr. Lydenberg owns 20% of the outstanding stock of KLD and serves as a voting member of the seven-person committee at KLD that maintains the Index. Kyle J. Johnson, an employee of Domini and a former employee of KLD, is a non-voting member of the same committee.